Debt - Additional Information - Term Loans Facility (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended		12 Months Ended			3 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended	9 Months Ended			1 Months Ended	9 Months Ended			3 Months Ended		9 Months Ended
	Apr. 25, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2013 Senior Notes [Member]	Sep. 30, 2013 Senior Notes [Member]	Jun. 25, 2012 Secured Notes [Member]	Jun. 30, 2012 Secured Notes [Member]	Jun. 30, 2012 Secured Notes [Member]	Dec. 31, 2010 Secured Notes [Member]	Sep. 30, 2013 Maximum [Member]	Sep. 30, 2013 Minimum [Member]	Apr. 25, 2013 Term Loan B-1 [Member]	Sep. 30, 2013 Term Loan B-1 [Member]	Sep. 30, 2013 Term Loan B-1 [Member] Base Rate [Member]	Sep. 30, 2013 Term Loan B-1 [Member] London Interbank Offered Rate (LIBOR) [Member]	Apr. 25, 2013 Term Loan B-2 [Member]	Sep. 30, 2013 Term Loan B-2 [Member]	Sep. 30, 2013 Term Loan B-2 [Member] Base Rate [Member]	Sep. 30, 2013 Term Loan B-2 [Member] London Interbank Offered Rate (LIBOR) [Member]	Jun. 30, 2013 ABL Revolver [Member]	Jun. 30, 2013 Old ABL Revolver [Member]	Sep. 30, 2013 New ABL Revolver [Member]
Proforma Debt Instrument [Line Items]
Debt outstanding		$ 938		$ 569		$ 698									$ 200	$ 199			$ 470	$ 467
Debt offering price percentage															99.75%				99.50%
Proceeds from term loan		667													199				468
Amortization of debt discount		1													1	1			2	2
Amortization percentage per annum															1.00%				1.00%
Percentage of net proceeds from the incurrence of indebtedness other than permitted indebtedness		100.00%
Percentage of net proceeds of asset sales including insurance or condemnation proceeds		100.00%
Percentage of net proceeds of excess cash flow		50.00%
Percentage of net proceeds of excess cash flow leverage targets maximum													25.00%	0.00%
Voluntary prepayments premium payable on term loan percentage		1.00%
Voluntary prepayments on term loan																Six months following April 25, 2013				One year following April 25, 2013
Margin for borrowings under term loan with respect to base rate																	1.75%	2.75%			2.50%	3.50%
LIBOR rate is subject to a floor																0.75%				1.25%
Interest rate for over due principal in excess of the rate applicable to base rate borrowings		2.00%
Interest rate in excess of the rate applicable to base rate borrowings		2.00%
Write-off interest expense for unamortized deferred financing costs associated with the refinancing proceeds used to redeem our Secured Notes and Subordinated Notes		8			1		5			1													3
Total deferred financing costs		15		1			14																1	1
Interest expenses charged on unamortized deferred financing period								8 years				4 years				3 years				7 years					5 years
Repayment amount of secured notes	$ 180.0	$ 195.0	$ 23.0	$ 23.0	$ 23.0				$ 22.5	$ 22.5	$ 22.5	$ 22.5